UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     May 17, 2010
--------------------------   ------------------------      -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $169,294 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 3/31/2010

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
AMICAS INC                     COM               001712 10 8   1,882     312,692  SH          SOLE                312,692
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5  13,392     298,057  SH          SOLE                298,057
BANK OF AMERICA CORPORATION    COM               060505 10 4   1,605      89,900  SH          SOLE                 89,900
BUILDERS FIRSTSOURCE INC       COM               12008R 10 7     344     109,272  SH          SOLE                109,272
CLEARWATER PAPER CORP          COM               18538R 10 3   9,133     185,439  SH          SOLE                185,439
COCA COLA ENTERPRISES INC      COM               191219 10 4   5,532     200,000  SH          SOLE                200,000
COHEN & CO INC                 COM               19248U 10 5     651     115,358  SH          SOLE                115,358
CONSUMER PORTFOLIO SVCS INC    COM               210502 10 0     178      78,959  SH          SOLE                 78,959
COVANTA HLDG CORP              COM               22282E 10 2   2,982     179,006  SH          SOLE                179,006
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   1,488      93,549  SH          SOLE                 93,549
DG FASTCHANNEL INC             COM               23326R 10 9  14,637     458,132  SH          SOLE                458,132
FACET BIOTECH CORP             SHS               30303Q 10 3  10,699     396,398  SH          SOLE                396,398
GANNETT INC                    COM               364730 10 1   1,677     101,500  SH          SOLE                101,500
GENERAL GROWTH PPTYS INC       COM               370021 10 7   7,445     462,718  SH          SOLE                462,718
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7   1,112     611,256  SH          SOLE                611,256
HARRIS INTERACTIVE INC         COM               414549 10 5     537     443,860  SH          SOLE                443,860
LODGENET INTERACTIVE CORP      COM               540211 10 9  15,182   2,178,147  SH          SOLE              2,178,147
MAXYGEN INC                    COM               577776 10 7   2,573     391,633  SH          SOLE                391,633
MEDQUIST INC                   COM               584949 10 1   9,765   1,250,311  SH          SOLE              1,250,311
NAUTILUS INC                   COM               63910B 10 2     353     116,844  SH          SOLE                116,844
NEWCASTLE INVT CORP            COM               65105M 10 8     756     233,949  SH          SOLE                233,949
PENNICHUCK CORP                COM NEW           708254 20 6     528      22,462  SH          SOLE                 22,462
PILGRIMS PRIDE CORP NEW        COM               72147K 10 8  33,052   3,106,355  SH          SOLE              3,106,355
PROTECTION ONE INC             COM NEW           743663 40 3   1,078      94,035  SH          SOLE                 94,035
QLT INC                        COM               746927 10 2  13,906   2,726,758  SH          SOLE              2,726,758
QUESTCOR PHARMACEUTICALS INC   COM               74835Y 10 1   7,949     965,837  SH          SOLE                965,837
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   4,229   1,057,277  SH          SOLE              1,057,277
SPARK NETWORKS INC             COM               84651P 10 0     407     114,159  SH          SOLE                114,159
UNITED ONLINE INC              COM               911268 10 0     281      37,614  SH          SOLE                 37,614
VMWARE INC                     CL A COM          928563 40 2   5,870     110,131  SH          SOLE                110,131
VONAGE HLDGS CORP              COM               92886T 20 1      72      53,127  SH          SOLE                 53,127

